UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017
Current
Cash and cash equivalents		$ 306,387	$ 214,862
Restricted cash and short-term deposits		302,456	222,265
Trade accounts receivable	[1]	37,474	14,980
Inventories		5,998	7,408
Other current assets		15,982	6,047
Amounts due from related parties		18,109	7,898
Total current assets		686,406	473,460
Non-current
Restricted cash		155,320	175,550
Investments in affiliates		702,222	703,225
Asset under development		0	1,177,489
Vessels and equipment, net		3,315,960	2,077,059
Other non-current assets		327,176	157,504
Total assets		5,187,084	4,764,287
Current
Current portion of long-term debt and short-term debt		830,911	1,384,933
Trade accounts payable		7,573	70,430
Accrued expenses		157,970	105,895
Other current liabilities (2)	[2]	96,545	62,282
Amounts due to related parties		6,571	8,734
Total current liabilities		1,099,570	1,632,274
Non-current
Long-term debt		1,788,669	1,025,914
Amounts due to related parties		0	177,247
Other non-current liabilities		152,449	132,548
Total liabilities		3,040,688	2,967,983
Equity
Stockholders' equity		2,063,226	1,715,316
Non-controlling interests		83,170	80,988
Total liabilities and stockholders' equity		$ 5,187,084	$ 4,764,287

[1]	This includes amounts arising from transactions with related parties (see note 16).
[2]	This includes the total return equity swap liability (see note 15).